Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Equipment	$69,336	$69,336
Warehouse equipment	61,070	61,070
Furniture and fixtures	512	512
Transportation equipment	63,784	63,784
Leasehold improvements	136,931	136,931
Construction in progress	126,116	-
Total property and equipment	457,749	331,633
Accumulated depreciation	(102,168)	(85,685)
Property and equipment, net	$355,581	$245,948

Depreciation expense for the three months ended March 31, 2021 and 2020 was $16,483 and $10,959, respectively.

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Equipment	$69,336	$7,376
Warehouse equipment	61,070	29,188
Furniture and fixtures	512	512
Transportation equipment	63,784	63,784
Leasehold improvements	136,931	117,626
Total property and equipment	331,633	218,486
Accumulated depreciation	(85,685)	(32,880)
Property and equipment, net	$245,948	$185,606

Depreciation expense for the year ended December 31, 2020, the period April 6, 2019 to December 31, 2019 and the period January 1, 2019 to April 5, 2019 was approximately $53,000, $33,000 and $10,000, respectively.